Note 22 - Subsequent Events	6 Months Ended
Jun. 30, 2021
Notes to Financial Statements
Subsequent Events [Text Block]

22. Subsequent Events:

a.

Declaration and payment of dividends (common stock): On July 1, 2021, the Company declared a dividend for the quarter ended June 30, 2021, of $0.115 per share on its common stock, which was paid on August 5, 2021, to stockholders of record of common stock as of July 20, 2021.

b.

Declaration and payment of dividends (preferred stock Series B, Series C, Series D and Series E): On July 1, 2021, the Company declared a dividend of $0.476563 per share on its Series B Preferred Stock, a dividend of $0.531250 per share on its Series C Preferred Stock, a dividend of $0.546875 per share on its Series D Preferred Stock and a dividend of $0.554688 per share on its Series E Preferred Stock, which were all paid on July 15, 2021 to holders of record as of July 14, 2021.

c.

New loan facilities: (i) In July 2021, the Company entered into a revolving loan facility agreement with a bank for an amount of up to $24,500. The amount was drawn down on July 15, 2021. The facility bears interest at LIBOR plus a spread and is repayable in 1 year. (ii) In July 2021, the Company entered into a loan facility agreement with a bank for an amount of up to $81,500, in order to finance the acquisition of eight dry bulk vessels. The facility bears interest at LIBOR plus a spread and will be repayable in 5 years. (iii) In July 2021, the Company entered into a loan facility agreement with a bank for an amount of up to $62,500, in order to finance the acquisition of eight dry bulk vessels. The facility bears interest at LIBOR plus a spread and will be repayable in 5 years. (iv) In July 2021, the Company entered into a hunting license loan facility agreement with a bank for an amount up to $120,000 for the purposes of financing the acquisition cost of dry bulk vessels. The facility bears interest at LIBOR plus a spread and will be repayable over a period of 5 to 6 years. (v) In July 2021, the Company entered into a hunting license loan facility agreement with a bank for an amount up to $125,000 for the purposes of financing the acquisition cost of dry bulk vessels. The facility bears interest at LIBOR plus a spread and will be repayable over a period of 5 years. (vi) The Company has financing commitments in the form of a hunting license facility for the financing of the acquisition of dry bulk vessels, for an amount of up to $150,000, which is subject to documentation.

d.

Vessels acquisitions: In July 2021, the Company entered into Memorandum of Agreements to acquire eight secondhand dry bulk vessels (Atlantic Merida (tbr Merida), Atlantic Progress (tbr Progress), Darya Lakshmi (tbr Bermondi), Ming Yuan (tbr Miner), Bulk Uruguay (tbr Uruguay), Bulk Curacao (tbr Curacao), MS Charm (tbr Charm) and Great Resource (tbr Resource)) with a capacity of 356,989 DWT, in the aggregate, and which are expected to be delivered during the third and fourth quarter of 2021.

e.

Vessels deliveries: In July 2021 the Company took delivery (i) of eight secondhand dry bulk vessels (Sauvan, Seabird, Eracle, Peace, Pride, Acuity, Manzanillo and Alliance) pursuant to the SPA with Longshaw (Note 3(d) and Note 7) with an aggregate DWT capacity of 418,014 and (ii) four secondhand dry bulk vessels (Dawn, Interlink Verity, Bernis and Discovery) (Note 7) with an aggregate DWT capacity of 172,339. In August 2021, the Company took delivery of the secondhand dry bulk vessel Aeolian, pursuant to the SPA with Longshaw (Note 3(d) and Note 7), with a  DWT capacity of 83,478.

f.	Vessels sale: On July 28, 2021, the Company agreed to sell the container vessels ZIM Shanghai and ZIM New York, with an aggregate TEU capacity of 9,984 (Note 7).